Critical accounting judgements and key sources of estimation uncertainty (Details) $ / shares in Units, £ in Thousands, shares in Millions, $ in Millions			6 Months Ended
	May 27, 2025 D	Jan. 24, 2025 USD ($) D $ / shares shares	Jun. 30, 2025 GBP (£)	Dec. 31, 2024 $ / shares
Critical accounting judgements and key sources of estimation uncertainty
Proceeds from issuing shares | £			£ 44,214
Share Price		$ 5.6
First half of principal amount | Convertible senior secured notes
Critical accounting judgements and key sources of estimation uncertainty
Conversion price (Per share price)				$ 2.75
Tranche A Warrant
Critical accounting judgements and key sources of estimation uncertainty
Number of days volume weighted average calculated | D	10	10
Minimum percentage of warrant exercise price	103.00%	103.00%
Warrants expiration period		5 years
Measurement term of share price after public disclosure of successful wing-borne flight to determine warrants expiration	30 days	30 days
Exercise price per share		$ 6
Value per warrant		$ 2.29
Tranche B Warrant
Critical accounting judgements and key sources of estimation uncertainty
Warrants expiration period		5 years
Exercise price per share		$ 7.5
Value per warrant		$ 3.61
Underwritten public offering
Critical accounting judgements and key sources of estimation uncertainty
Number of shares issued | shares		15.0
Gross Proceeds | $		$ 90
Proceeds from issuing shares | £			£ 44,203
Underwritten public offering | Tranche A Warrant
Critical accounting judgements and key sources of estimation uncertainty
Number of warrants issued | shares		7.5
Underwritten public offering | Tranche B Warrant
Critical accounting judgements and key sources of estimation uncertainty
Number of warrants issued | shares		7.5
Maximum | Tranche A Warrant
Critical accounting judgements and key sources of estimation uncertainty
Warrants expiration period		5 years